S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - AEI Capital SPAC Venture II LLC [Member] - USD ($)	Oct. 21, 2026	Aug. 06, 2021
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 900,000
Founder Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		2,875,000
Price Paid or to be Paid for Securities, Total Amount		$ 25,000
Price Paid or to be Paid for Securities, Per Share		$ 0.01
Public Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share	$ 10.10
Placement Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	333,030
Price Paid or to be Paid for Securities, Total Amount	$ 3,330,300
Over Allotment Option [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	365,280
Price Paid or to be Paid for Securities, Total Amount	$ 3,652,800
Private Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share	$ 10.00
Class B Ordinary Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,875,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Private Placement Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	365,280
Price Paid or to be Paid for Securities, Total Amount	$ 3,652,800
Working Capital Loans [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 3,000,000